Allowance for Loan Losses, evaluated for impairment (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Ending allowance balance [Abstract]
Individually evaluated for impairment	$ 2,299,450	$ 4,272,107	$ 5,751,105
Collectively evaluated for impairment	9,506,536	8,464,814	9,898,489
Total ending allowance balance	11,805,986	12,736,921	15,649,594	28,280,077
Ending loan balance [Abstract]
Individually evaluated for impairment	42,443,140	55,071,195	68,276,446
Collectively evaluated for impairment	708,775,322	691,978,816	648,044,875
Total Loans	751,218,462	747,050,011	716,321,321
Commercial [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	433,714	462,555	308,211
Collectively evaluated for impairment	583,359	518,466	762,349
Total ending allowance balance	1,017,073	981,021	1,070,560	4,414,817
Ending loan balance [Abstract]
Individually evaluated for impairment	1,542,058	2,512,133	2,237,878
Collectively evaluated for impairment	46,565,390	53,172,359	46,748,224
Total Loans	48,107,448	55,684,492	48,986,102
Agricultural [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	293,886	296,175	297,168
Total ending allowance balance	293,886	296,175	297,168	698,637
Ending loan balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	10,665,938	6,210,953	8,421,884
Total Loans	10,665,938	6,210,953	8,421,884
Commercial Construction [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	830,546	1,732,534	2,693,571
Collectively evaluated for impairment	951,633	157,666	429,023
Total ending allowance balance	1,782,179	1,890,200	3,122,594	4,126,043
Ending loan balance [Abstract]
Individually evaluated for impairment	7,971,298	13,892,135	24,212,519
Collectively evaluated for impairment	44,767,485	39,915,921	34,333,301
Total Loans	52,738,783	53,808,056	58,545,820
Residential Construction [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	138,092	138,092	138,092
Total ending allowance balance	138,092	138,092	138,092	519,766
Ending loan balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	6,549,260	5,852,238	3,530,502
Total Loans	6,549,260	5,852,238	3,530,502
Commercial Real Estate [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	423,685	1,236,526	2,060,815
Collectively evaluated for impairment	3,955,591	3,926,313	4,387,249
Total ending allowance balance	4,379,276	5,162,839	6,448,064	8,029,525
Ending loan balance [Abstract]
Individually evaluated for impairment	24,757,942	28,205,405	35,715,026
Collectively evaluated for impairment	317,025,596	306,180,772	279,565,722
Total Loans	341,783,538	334,386,177	315,280,748
Residential Real Estate [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	526,005	840,492	674,998
Collectively evaluated for impairment	2,752,264	2,565,455	3,020,359
Total ending allowance balance	3,278,269	3,405,947	3,695,357	5,941,696
Ending loan balance [Abstract]
Individually evaluated for impairment	6,545,490	8,022,249	5,614,744
Collectively evaluated for impairment	199,712,437	195,822,273	188,023,073
Total Loans	206,257,927	203,844,522	193,637,817
Farmland [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	85,500	0	11,878
Collectively evaluated for impairment	225,994	290,526	352,785
Total ending allowance balance	311,494	290,526	364,663	944,323
Ending loan balance [Abstract]
Individually evaluated for impairment	1,617,206	2,393,775	486,683
Collectively evaluated for impairment	45,417,220	46,663,086	47,738,723
Total Loans	47,034,426	49,056,861	48,225,406
Consumer [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	0	1,632
Collectively evaluated for impairment	243,253	227,774	203,522
Total ending allowance balance	243,253	227,774	205,154	3,074,220
Ending loan balance [Abstract]
Individually evaluated for impairment	0	28,007	9,596
Collectively evaluated for impairment	25,675,560	29,749,769	30,439,707
Total Loans	25,675,560	29,777,776	30,449,303
Other [Member]
Ending allowance balance [Abstract]
Individually evaluated for impairment	0	0	0
Collectively evaluated for impairment	362,464	344,347	307,942
Total ending allowance balance	362,464	344,347	307,942	531,050
Ending loan balance [Abstract]
Individually evaluated for impairment	9,146	17,491	0
Collectively evaluated for impairment	12,396,436	8,411,445	9,243,739
Total Loans	$ 12,405,582	$ 8,428,936	$ 9,243,739